Note 9 - Term Loan and Line of Credit Agreements - Summary of Term Loan and Line of Credit Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-term debt, gross	$ 10,898
Less current portion of long-term debt, gross	597	$ 566
Less current portion debt issuance costs	(19)	(19)
Current portion of long-term debt	578	547
Long-term debt, gross, net of current portion	10,301	10,898
Debt issuance costs, net of current portion	(134)	(153)
Long-term debt, net of current portion	10,167	10,745
Term Loan Agreement [Member]
Long-term debt, gross	10,898	11,464
Debt issuance costs	(153)	(172)
Long-term debt	$ 10,745	$ 11,292